Fair Value Hierarchy (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Hierarchy [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis

The Company’s financial assets measured at fair value on a recurring basis consisted of the following types of instruments as of June 30, 2026 and December 31, 2025:

	June 30, 2026
(in thousands)	Total	Level 1	Level 2	Level 3

Short term RAIN digital assets	$107,330	$107,330	$-	$-
Long term RAIN digital assets	1,146,806	1,146,806	-	-
RAIN Option	3,634,737	-	3,634,737	-
Total financial assets	4,888,873	1,254,136	3,634,737	-

Derivative liability	128	-	-	128
Total financial liabilities	$128	$-	$-	$128

	December 31, 2025
(in thousands)	Total	Level 1	Level 2	Level 3

Short term RAIN digital assets	$24,272	$24,272	$-	$-
Long term RAIN digital assets	582,508	582,508	-	-
RAIN Option	1,708,789	-	1,708,789	-
Total financial assets	$2,315,569	$606,780	$1,708,789	$-